UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2014 (Unaudited)

DWS RREEF Global Infrastructure Fund
	Shares	Value ($)
Common Stocks 93.3%
Canada 16.2%
Canadian Pacific Railway Ltd.	206,400	31,048,752
Enbridge, Inc. (a)	3,426,500	155,626,020
Inter Pipeline Ltd. (a)	1,142,641	30,170,684
Pembina Pipeline Corp. (a)	3,300,298	125,324,749
TransAlta Renewables, Inc. (a)	763,200	7,939,213
TransCanada Corp. (a)	3,639,138	165,415,363

(Cost $460,370,004)		515,524,781
China 2.1%
ENN Energy Holdings Ltd.	3,200,000	22,413,002
Jiangsu Expressway Co., Ltd. "H"	16,937,600	19,337,536
Zhejiang Expressway Co., Ltd. "H"	26,524,570	24,182,799

(Cost $60,140,928)		65,933,337
France 3.9%
Eutelsat Communications SA	1,832,100	62,266,294
Groupe Eurotunnel SA (Registered)	4,928,900	62,973,940

(Cost $111,711,762)		125,240,234
Germany 0.8%
Hamburger Hafen und Logistik AG (Cost $26,465,288)	1,077,614	25,912,438
Hong Kong 2.0%
China Merchants Holdings International Co., Ltd. (Cost $66,949,193)	18,695,900	64,411,503
Italy 9.2%
Atlantia SpA	4,565,600	117,556,794
Snam SpA	19,099,400	111,898,312
Terna - Rete Elettrica Nationale SpA	11,767,300	63,059,327

(Cost $235,879,177)		292,514,433
Luxembourg 3.9%
SES SA (Cost $96,101,126)	3,280,600	122,490,241
Mexico 1.6%
Infraestructura Energetica Nova SAB de CV (Cost $30,681,971)	9,703,293	50,272,356
Spain 3.4%
Enagas SA	1,516,500	46,154,723
Ferrovial SA	2,900,400	62,987,621

(Cost $94,438,813)		109,142,344
Switzerland 1.4%
Flughafen Zuerich AG (Registered) (Cost $35,269,471)	70,942	45,614,303
United Kingdom 7.9%
National Grid PLC	13,685,059	187,953,012
Pennon Group PLC	1,881,900	23,323,665
United Utilities Group PLC	2,918,926	38,389,522

(Cost $218,653,519)		249,666,199
United States 40.9%
American Tower Corp. (REIT)	2,666,930	218,341,559
American Water Works Co., Inc.	2,251,504	102,218,282
Cheniere Energy, Inc.*	565,391	31,294,392
Crown Castle International Corp. (REIT)	1,991,012	146,896,865
Enbridge Energy Management LLC (a)	1,088,505	30,162,472
Enbridge Energy Partners LP (a)	1,101,500	30,192,115
Enterprise Products Partners LP	678,000	47,026,080
Genesis Energy LP (a)	883,536	47,887,651
ITC Holdings Corp. (a)	2,961,300	110,604,555
MarkWest Energy Partners LP (a)	945,419	61,754,769
NiSource, Inc.	1,301,018	46,225,170
PG&E Corp.	1,499,848	64,793,434
Sempra Energy (a)	1,312,338	126,981,825
Spectra Energy Corp.	3,396,153	125,453,892
Union Pacific Corp.	417,600	78,366,816
Valero Energy Partners LP	737,300	29,189,707

(Cost $1,120,929,539)		1,297,389,584

Total Common Stocks (Cost $2,557,590,791)		2,964,111,753
Securities Lending Collateral 13.8%
Daily Assets Fund Institutional, 0.07% (b) (c) (Cost $437,604,430)	437,604,430	437,604,430
Cash Equivalents 6.4%
Central Cash Management Fund, 0.05% (b) (Cost $202,932,075)	202,932,075	202,932,075

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,198,127,296) †	113.5	3,604,648,258
Other Assets and Liabilities, Net	(13.5)	(429,380,199)

Net Assets	100.0	3,175,268,059

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $3,212,234,197.  At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $392,414,061.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $416,795,394 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,381,333.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2014 amounted to $423,192,378, which is 13.3% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
As of March 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

GBP	91,000,000	USD	151,710,559	4/4/2014	2,202	HSBC Bank U.S.A.
EUR	110,000,000	USD	151,855,550	4/4/2014	314,758	HSBC Bank U.S.A.
USD	69,981,618	GBP	42,000,000	5/6/2014	20,668	HSBC Bank U.S.A.
EUR	51,000,000	USD	70,255,407	5/6/2014	264	HSBC Bank U.S.A.
Total unrealized appreciation					337,892

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	151,607,390	EUR	110,000,000	4/4/2014	(66,598)	HSBC Bank U.S.A.
USD	152,414,990	GBP	91,000,000	4/4/2014	(706,633)	HSBC Bank U.S.A.
Total unrealized depreciation					(773,231)

Currency Abbreviations
EUR	Euro	USD	United States Dollar
GBP	British Pound

At March 31, 2014 the DWS RREEF Global Infrastructure Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Utilities	1,002,226,398	33.8%
Energy	879,497,894	29.7%
Industrials	532,392,502	18.0%
Financials	365,238,424	12.3%
Consumer Discretionary	184,756,535	6.2%
Total	2,964,111,753	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$515,524,781	$—	$—	$515,524,781
China	—	65,933,337	—	65,933,337
France	—	125,240,234	—	125,240,234
Germany	—	25,912,438	—	25,912,438
Hong Kong	—	64,411,503	—	64,411,503
Italy	—	292,514,433	—	292,514,433
Luxembourg	—	122,490,241	—	122,490,241
Mexico	50,272,356	—	—	50,272,356
Spain	—	109,142,344	—	109,142,344
Switzerland	—	45,614,303	—	45,614,303
United Kingdom	—	249,666,199	—	249,666,199
United States	1,297,389,584	—	—	1,297,389,584
Short-Term Investments (d)	640,536,505	—	—	640,536,505
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	337,892	—	337,892

Total	$2,503,723,226	$1,101,262,924	$—	$3,604,986,150

Liabilities
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(773,231)	$—	$(773,231)

Total	$—	$(773,231)	$—	$(773,231)

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency exchange contract.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$(435,339)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2014